Acquisitions and disposals - Vodafone Spain and Vantage Italy (Details) - EUR (€) € in Millions			12 Months Ended
	Dec. 31, 2024	May 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	May 31, 2025
Acquisitions and disposals
Goodwill			€ (20,514)	€ (24,956)	€ (27,615)
Other intangible assets			(12,924)	(13,896)	(19,592)
Property, plant and equipment			(30,712)	(28,499)	(37,992)
Inventory			(617)	(568)	(956)
Trade and other receivables			(9,404)	(8,594)	(10,705)
Cash and cash equivalents			(11,001)	(6,183)	(11,705)
Borrowings			46,096	49,259	53,682
Trade and other payables			3,147	2,328	2,184
Provisions			1,430	1,615	1,572
Cash consideration received			11,221	(67)	6,976
Other investments			€ (7,424)	€ (5,092)	€ (7,017)
Vodafone Spain, Discontinued Operations [Member]
Acquisitions and disposals
Other intangible assets						€ (996)
Property, plant and equipment						(5,058)
Inventory						(40)
Trade and other receivables						(1,033)
Cash and cash equivalents						(91)
Current and deferred taxation						2
Borrowings						1,205
Trade and other payables						1,143
Provisions						181
Net assets disposed						(4,690)
Cash proceeds		€ 3,669
Non-cash consideration (Zegona shares)		807
Other effects		66
Cash consideration received		4,069
Gains (losses) on disposals of investments		(148)
Other investments						€ (3)
cash received		400
Cash consideration		900
Vodafone Italy, Discontinued Operations [Member]
Acquisitions and disposals
Goodwill	€ (2,398)
Other intangible assets	(3,479)
Property, plant and equipment	(5,230)
Inventory	(122)
Trade and other receivables	(1,275)
Cash and cash equivalents	(64)
Current and deferred taxation	(144)
Borrowings	2,089
Trade and other payables	1,733
Provisions	181
Net assets disposed	(8,674)
Cash proceeds	7,707
Other effects	(166)
Cash consideration received		7,885
Gains (losses) on disposals of investments	€ (1,133)	1,133
cash received		€ 178